Financial risk management - Summary of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	¥ 10,964,623	¥ 10,326,710
Deposits from customers in the banking business	4,281,915	3,870,349
Bonds	688,245	554,986
Borrowings	2,971,250	3,013,803
Loan commitments	27,564	50,965
Derivative liabilities	155,095	29,557
Guarantee deposits received	45,017	44,864
Redeemable noncontrolling interests	53,750	54,389
Lease liabilities	712,098	671,899
Derivative Contracts - Net Settled
Paid	155,095	28,220
Derivative Contracts Gross Settled
Received	0	49,187
Paid	0	50,524
Deposits from customers in the banking business [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	4,243,962	3,845,607
Bonds [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	664,390	544,078
Borrowings [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	2,934,386	2,972,629
Loan commitments [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	0	0
Derivative Liabilities [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	154,526	29,287
Guarantee deposits received [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	45,017	44,864
Redeemable non-controlling interests [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	52,963	54,028
Gross carrying amount [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	599,470	571,726
Within 1Year [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	4,006,600	3,687,051
Bonds	114,299	42,236
Borrowings	1,934,886	1,909,097
Loan commitments	27,564	50,965
Derivative liabilities	21,479	23,465
Guarantee deposits received	31,866	31,479
Redeemable noncontrolling interests	10,912
Lease liabilities	115,608	106,505
Derivative Contracts - Net Settled
Paid	21,479	22,128
Derivative Contracts Gross Settled
Received	0	49,187
Paid	0	50,524
1 Year to 2 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	96,834	22,043
Bonds	128,972	112,112
Borrowings	264,847	84,525
Derivative liabilities	121,611	1,179
Guarantee deposits received	100	135
Redeemable noncontrolling interests	21,588	14,794
Lease liabilities	107,197	96,090
Derivative Contracts - Net Settled
Paid	121,611	1,179
Derivative Contracts Gross Settled
Received	0
Paid	0
2 Years to 3 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	11,141	11,422
Bonds	103,488	126,786
Borrowings	233,755	259,511
Derivative liabilities	3,173	1,178
Guarantee deposits received	21	9
Redeemable noncontrolling interests	4,447	25,740
Lease liabilities	94,233	85,917
Derivative Contracts - Net Settled
Paid	3,173	1,178
Derivative Contracts Gross Settled
Received	0
Paid	0
3 Years to 4 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	2,692	2,728
Bonds	93,160	101,302
Borrowings	157,629	231,829
Derivative liabilities	2,693	1,145
Guarantee deposits received	7	24
Redeemable noncontrolling interests	3,405	99
Lease liabilities	75,125	68,624
Derivative Contracts - Net Settled
Paid	2,693	1,145
Derivative Contracts Gross Settled
Received	0
Paid	0
4 Years to 5 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	10,596	3,069
Bonds	162,927	80,974
Borrowings	21,521	156,945
Derivative liabilities	2,340	953
Guarantee deposits received	6	10
Redeemable noncontrolling interests	2,287	5,292
Lease liabilities	67,715	57,850
Derivative Contracts - Net Settled
Paid	2,340	953
Derivative Contracts Gross Settled
Received	0
Paid	0
5+ Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	154,052	144,036
Bonds	85,399	91,576
Borrowings	358,612	371,896
Derivative liabilities	3,799	1,637
Guarantee deposits received	13,017	13,207
Redeemable noncontrolling interests	11,111	8,464
Derivative Contracts - Net Settled
Paid	3,799	1,637
Derivative Contracts Gross Settled
Received	0
Paid	0
5 Years to 6 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	52,376	51,240
6 Years to 7 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	42,763	47,630
7 years to 8 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	34,114	37,279
8 Years to 9 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	25,860	29,390
9 Years to 10 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	21,529	21,954
10+ Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	¥ 75,578	¥ 69,420